UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:

/s/ Joy-Isabelle Besse        London, United Kingdom         November 13, 2012
------------------------     ------------------------     ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $2,248,930
                                       (thousands)


List of Other Included Managers: None


                                                  FORM 13F INFORMATION TABLE
                                                  Cedar Rock Capital Limited
                                                      September 30, 2012



COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                   VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                  ---------   ------      --------  -------    --- ----  ----------  --------  ----      ------  ----
AUTOMATIC DATA PROCESSING IN    COM         053015103   388,415    6,621,460 SH        SOLE        NONE       6,621,460
CLOROX CO DEL                   COM         189054109   225,852    3,134,654 SH        SOLE        NONE       3,134,654
DOMINOS PIZZA INC               COM         25754A201   214,094    5,678,894 SH        SOLE        NONE       5,678,894
DR PEPPER SNAPPLE GROUP INC     COM         26138E109   597,117   13,409,318 SH        SOLE        NONE      13,409,318
LEE ENTERPRISES INC             COM         523768109     5,097    3,444,202 SH        SOLE        NONE       3,444,202
PHILIP MORRIS INTL INC          COM         718172109   332,721    3,699,363 SH        SOLE        NONE       3,699,363
PROCTER & GAMBLE CO             COM         742718109   485,634    7,001,648 SH        SOLE        NONE       7,001,648






SK 21623 0002 1329275